Deposits and other borrowings (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Deposits and other borrowings
Deposits and other borrowings	$ 585,401	$ 591,131	$ 582,920
Deposits and other borrowings., percentage change from prior period	(1.00%)
Australia
Deposits and other borrowings
Deposits and other borrowings	$ 501,428	504,531	481,590
Deposits and other borrowings., percentage change from prior period	(1.00%)
Deposits and other borrowings, percentage movement from same period of prior year	4.00%
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 26,273	25,647	21,029
Deposits and other borrowings., percentage change from prior period	2.00%
Deposits and other borrowings, percentage movement from same period of prior year	25.00%
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 49,467	48,303	44,557
Deposits and other borrowings., percentage change from prior period	2.00%
Deposits and other borrowings, percentage movement from same period of prior year	11.00%
Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 315,218	304,761	274,071
Deposits and other borrowings., percentage change from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	15.00%
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 110,470	125,820	141,933
Deposits and other borrowings., percentage change from prior period	(12.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(22.00%)
New Zealand
Deposits and other borrowings
Deposits and other borrowings	$ 71,019	68,473	70,725
Deposits and other borrowings., percentage change from prior period	4.00%
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 3,020	2,773	3,452
Deposits and other borrowings., percentage change from prior period	9.00%
Deposits and other borrowings, percentage movement from same period of prior year	(13.00%)
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings	$ 12,588	10,711	9,526
Deposits and other borrowings., percentage change from prior period	18.00%
Deposits and other borrowings, percentage movement from same period of prior year	32.00%
New Zealand | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 29,022	26,300	25,822
Deposits and other borrowings., percentage change from prior period	10.00%
Deposits and other borrowings, percentage movement from same period of prior year	12.00%
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 26,389	28,689	31,925
Deposits and other borrowings., percentage change from prior period	(8.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(17.00%)
Other overseas
Deposits and other borrowings
Deposits and other borrowings	$ 12,954	18,127	30,605
Deposits and other borrowings., percentage change from prior period	(29.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(58.00%)
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings	$ 7,859	7,258	14,638
Deposits and other borrowings., percentage change from prior period	8.00%
Deposits and other borrowings, percentage movement from same period of prior year	(46.00%)
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings		868	1,007
Deposits and other borrowings., percentage change from prior period	(100.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(100.00%)
Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings	$ 753	1,864	1,834
Deposits and other borrowings., percentage change from prior period	(60.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(59.00%)
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings	$ 4,342	$ 8,137	$ 13,126
Deposits and other borrowings., percentage change from prior period	(47.00%)
Deposits and other borrowings, percentage movement from same period of prior year	(67.00%)